Stock Warrants - Schedule of Liability of Warrants Subject to Re Measurement (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Class of Warrant or Right [Line Items]
Change in fair value	$ (9,237)	$ (535)	$ 73,125	$ 875	$ 388
Warrant [Member] | Level 3 [Member]
Class of Warrant or Right [Line Items]
Fair value at beginning of period	$ 75,843	$ 2,718	2,718	1,843	1,455
Change in fair value			73,125	875	388
Fair value at end of period			$ 75,843	$ 2,718	$ 1,843